Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes
12. Income Taxes
The Company has no provision for income taxes for the year ended December 31, 2020 and for the period from March 1, 2019 (date of inception) to December 31, 2019. The Company has no current tax expense from losses and no deferred expense from the valuation allowance.
A reconciliation from the U.S. statutory rate of 21% to the effective rate is as follows:

	For the Year Ended December 31, 2020	For the Period from March 1, 2019 (date of inception) to December 31, 2019
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	4.5%	7.0%
Change in fair value of warrant liabilities	(6.5%)	0%
Other	(1%)	0%
Change in valuation allowance	(18.0%)	(28.0%)

Income taxes provision (benefit)	0.0%	0.0%

Significant components of the Company’s net deferred tax assets as of December 31, 2020 and 2019, are as follows (amounts in thousands):

	As of December 31,
	2020	2019
Deferred tax assets:
Amortization	$1	$—
Stock-based compensation	1,226	—

Research and development credit	3	—
Startup costs	—	13
Net operating loss	1,785	—

Total deferred income tax assets	3,015	13

Total deferred income tax liabilities	—	—

Net deferred income tax assets	3,015	13
Valuation allowance	(3,015)	(13)

Deferred tax asset, net of allowance	$—	$—

Recognition of deferred tax assets is appropriate when realization of such assets is more likely than not. Based upon the weight of available evidence, which includes the Company’s historical operating performance, cumulative net losses, and projected future losses, the Company has provided a full valuation allowance against its deferred tax assets. The Company’s valuation allowance increased by $3.0 million for the year ended December 31, 2020.
At December 31, 2020, the Company had federal and state net operating loss carryforwards of approximately $6.4 million. The federal net operating loss carryforwards can be carried forward indefinitely, with certain limitations. For the year ended December 31, 2020 and for the period from March 1, 2019 (date of inception) to December 31, 2019, the Company has used a 100% apportionment factor for California net operating losses. A portion of the state net operating loss carryforwards will expire beginning in 2039, if not utilized.
As of December 31, 2020, the Company also has Federal and California research and development credits of $1,820 and $1,365, respectively. The federal tax credit carryforwards will expire beginning in 2039, if not utilized. The state tax credit carryforwards do not expire.
Utilization of net operating losses and tax credit carryforwards may be limited by the “ownership change” rules, as defined in Section 382 of the Internal Revenue Code (any such limitation, a “Section 382 limitation”). Similar rules may apply under state tax laws. The Company has not performed an analysis to determine whether an “ownership change” occurred from inception to December 31, 2020. If a change in ownership were to have occurred, additional net operating loss and tax credit carryforwards could be eliminated or restricted. If eliminated, the related asset would be removed from the deferred tax asset schedule with a corresponding reduction in the valuation allowance.
ASC
740-10,
Income Taxes
, prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of uncertain tax positions taken or expected to be taken in the Company’s income tax return and also provides guidance on de-recognition,
classification, interest and penalties, accounting in interim periods, disclosure, and transition. The Company had not identified any material unrecognized tax benefit in accordance with ASC
740-10.
The federal and state income tax returns are open under the statute of limitations subject to tax examinations for the tax years ended December 31, 2020 and 2019. To the extent the Company has tax attribute carryforwards, the tax year in which the attribute was generated may still be adjusted upon examination by the IRS or state tax authorities to the extent utilized in a future period.
On March 27, 2020 and December 27, 2020, the United States enacted the Coronavirus Aid, Relief, and Economic Security (CARES) Act and the Consolidated Appropriation Act (CAA), respectively, which contain among other matters, numerous income tax provisions. Some of these tax provisions are expected to be effective retroactively for years ending before the date of enactment. The Company has evaluated the current legislation and does not anticipate the CARES Act or the CAA to have a material impact on its consolidated financial statements.
On June 29, 2020, California’s Governor Newsom signed AB85 suspending California net operating loss utilization and imposing a cap on the amount of business incentives tax credits (R&D credit) for tax years 2020-2022. Given an expected tax loss for 2020, the suspension does not have a material impact on the Company’s provision for income taxes in its consolidated financial statements.